Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2023	December 31, 2022
Other tax payable	$135,746	$379,712
Accrued payroll	227,884	296,866
Customer deposits payable	95,184	83,367
Commission payable	403,001	-
Other current liabilities	50,743	95,595
	$912,558	$855,540

Other tax payables consist of the following:

	December 31, 2023	December 31, 2022
Value added tax payable	$128,570	$354,794
Local taxes payable	7,176	24,918
	$135,746	$379,712